Credit Facility - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 10, 2014
Line Of Credit Facility [Line Items]
Revenues product and service	$ 9,000,000	$ 10,274	$ 18,800	$ 31,922	$ 48,369	$ 35,154	$ 20,947	$ 23,949	$ 54,020	$ 10,373	$ 57,794	$ 115,445	$ 134,245	$ 109,289
Credit Facility, additional facility fee due	50,000
Percentage of final interest payment due at maturity	5.50%
Exercise price of warrants															$ 10.00
Warrant term											5 years
Net proceeds from credit facility											4,926,896
Estimated fair value of warrant issued											544,116
Total amount of interest expense recorded		151,491		457,250							1,640,045	1,435,087	2,070,064	2,187,499
UBS Bank [Member]
Line Of Credit Facility [Line Items]
Issuance costs											73,104
One Year [Member]
Line Of Credit Facility [Line Items]
Term Loan prepayment fee	3.00%
Two Years [Member]
Line Of Credit Facility [Line Items]
Term Loan prepayment fee	2.00%
Three Years [Member]
Line Of Credit Facility [Line Items]
Term Loan prepayment fee	1.00%
Line of Credit [Member]
Line Of Credit Facility [Line Items]
Issuance costs											28,932
Net proceeds from credit facility											4,926,896
Estimated fair value of warrant issued											233,107
Total amount of interest expense recorded		144,717									240,850
Effective annual interest rate	10.81%	10.81%									10.81%
First Term Loan [Member]
Line Of Credit Facility [Line Items]
Credit Facility, additional facility fee due	50,000
Second Term Loan [Member]
Line Of Credit Facility [Line Items]
Credit Facility interest rate, description											Each term loan under the credit facility bears interest at an annual rate equal to the greater of (i) 7.95% or (ii) the sum of (a) the three-month U.S. LIBOR rate reported in the Wall Street Journal three business days prior to the funding date of the applicable term loan, plus (b) 7.71%. The Company is required to make interest-only payments on the first term loan through February 1, 2016 if the funding date of the second term loan occurs before June 30, 2015, or through August 1, 2015 otherwise
Oxford Finance LLC [Member] | Line of Credit [Member]
Line Of Credit Facility [Line Items]
Debt instrument initial principal amount	10,000,000
Oxford Finance LLC [Member] | First Term Loan [Member]
Line Of Credit Facility [Line Items]
Debt instrument initial principal amount	5,000,000
Oxford Finance LLC [Member] | Second Term Loan [Member]
Line Of Credit Facility [Line Items]
Debt instrument initial principal amount	$ 5,000,000
Percentage of final interest payment due at maturity	5.00%
Common Stock [Member]
Line Of Credit Facility [Line Items]
Exercise price of warrants	$ 4.72
Warrant issued to lender	52,966
Warrant term	10 years
Three Month U.S. LIBOR [Member]
Line Of Credit Facility [Line Items]
Debt instrument, LIBOR percentage	7.71%